Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 34,807,815	$ 463,475
Restricted cash	100,000
Prepaid expenses	1,571,318	113,676
Deferred transaction costs		3,258,880
Deferred financing costs	28,847	6,277
Total current assets	36,507,980	3,842,308
Non current assets:
Security deposits	258,000	258,000
Property, plant and equipment, net	6,834	7,414
Operating lease right-of-use assets, net	268,085	323,170
Finance lease right of use assets, net	5,432,847
Intellectual patented technology	1,925,151	1,925,151
Total Non-current assets	7,890,917	2,513,735
Total assets	44,398,897	6,356,043
Current liabilities:
Accounts payable	242,804	2,857,223
Accrued liabilities	995,344	762,119
Operating lease liabilities – current portion	182,885	237,970
Finance lease liabilities – current portion	188,034
Notes payable – insurance premium financing	7,444	11,166
Promissory note – related party	409,279
Income taxes payable	312,446
Total Current liabilities	2,338,236	3,868,478
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Intermediate Member’s Equity		12,775,902
Additional paid in capital	33,924,078
Accumulated deficit	(21,753,603)	(11,672,537)
Noncontrolling interest	22,945,057
Non-current liabilities:
Contingent consideration		1,299,000
Other accrued expenses – long term	1,587,975
Operating lease liabilities	85,200	85,200
Finance lease liabilities – long term	5,268,768
Total Non-liabilities	6,941,943	1,384,200
Total liabilities	9,280,179	5,252,678
Stockholders’ equity
Total stockholders’ equity	35,118,718	1,103,365
Total liabilities and stockholders’ equity	44,398,897	6,356,043
Class A Common Stock
Current liabilities:
Common stock, value	936
Class C Common Stock
Current liabilities:
Common stock, value	$ 2,250
Previously Reported
Current assets:
Cash and cash equivalents		127,965	505,518
Prepaid expenses		6,667	223,144
Total current assets		134,632	728,662
Deferred financing costs		511,760
Marketable securities held in trust account		177,790,585	174,229,680
Non current assets:
Total assets		178,436,977	174,958,342
Current liabilities:
Accounts payable		5,029,363	241,579
Promissory note – related party		1,950,000
Interest payable		7,363
Income taxes payable		312,446
Deferred tax liability		119,186
Total Current liabilities		7,418,358	241,579
Deferred underwriters’ discount		4,312,500	6,037,500
Class A common stock subject to possible redemption, 17,250,000 shares at $10.29 and $10.10 redemption value at December 31, 2022 and 2021, respectively		177,578,871	174,225,000
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid in capital
Accumulated deficit		(10,873,202)	(5,546,187)
Non-current liabilities:
Total liabilities		11,730,858	6,279,079
Stockholders’ equity
Total stockholders’ equity		(10,872,752)	(5,545,737)
Total liabilities and stockholders’ equity		178,436,977	174,958,342
Previously Reported | Class A Common Stock
Current liabilities:
Common stock, value		368	19
Previously Reported | Class B Common Stock
Current liabilities:
Common stock, value		$ 82	$ 431